Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Statement [Abstract]
Net revenues	$ 553,098		$ 133,988		$ 44,755
Cost and expenses:
Cost of revenues (including share-based compensation of $155, $915 and $2,785 in 2014, 2015 and 2016, respectively)	(241,463)		(30,312)		(15,762)
Research and development (including share-based compensation of $674, $3,502 and $5,646 in 2014, 2015 and 2016, respectively)	(31,399)		(23,265)		(9,264)
Sales and marketing (including share-based compensation of $736, $3,780 and $5,880 in 2014, 2015 and 2016, respectively)	(97,173)		(52,631)		(35,538)
General and administrative (including share-based compensation of $5,073, $9,185 and $17,395 in 2014, 2015 and 2016, respectively)	(38,983)		(22,879)		(10,354)
Total cost and expenses	(409,018)		(129,087)		(70,918)
Other operating income	406		713		26
(Loss) Income from operations	144,486		5,614		(26,137)
Interest income	8,194		7,805		722
Impairment loss on long-term investments	(5,765)
(Loss) Income before income tax and share of income on equity method investments	146,915		13,419		(25,415)
Income tax expense	(5,136)		(92)		0
(Loss) Income before share of income on equity method investments	141,779		13,327		(25,415)
Share of income on equity method investments	3,471		370
Net (loss) income attributable to Momo Inc.	145,250		13,697		(25,415)
Deemed dividend to preferred shareholders					(57,663)
Net (loss) income attributable to ordinary shareholders	$ 145,250		$ 13,697		$ (83,078)
Net (loss) income per share attributable to ordinary shareholders
Basic	$ 0.38		$ 0.04		$ (0.97)
Diluted	$ 0.36		$ 0.03		$ (0.97)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	377,335,923		342,646,282		85,293,775
Diluted	407,041,165	[1]	401,396,548	[2]	85,293,775

[1]	For the year 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included
[2]	For the year 2015, an incremental weighted average number of 35,759,066 nonvested restricted shares and an incremental weighted average number of 22,991,200 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.